Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Revenues	$ 1,200,000	$ 620,000	$ 2,450,000
Operating expenses
Selling expenses	(120,000)	(333,500)	(207,238)
General and administrative expenses	(1,922,349)	(2,265,612)	(2,241,626)
Reversal (Provision) against accounts receivable due from a related party		19,103	(762,000)
Total operating expenses	(2,042,349)	(2,580,009)	(3,210,864)
Loss from operations	(842,349)	(1,960,009)	(760,864)
Other income (expenses)
Interest income	60,916	26	1,874
Other Income (Expense)	(260,046)	(846,871)	314,518
Provision against due from buyers of LGC			(2,654,767)
Gain (loss) from investment in trading securities	(3,556,519)	(381,370)	192,102
Gain from disposal of subsidiaries and VIE			56,038
Total other expense, net	(3,755,649)	(1,228,215)	(2,090,235)
Loss before income taxes	(4,597,998)	(3,188,224)	(2,851,099)
Income tax provision		(3,300)	(31,200)
Net loss and comprehensive loss	$ (4,597,998)	$ (3,191,524)	$ (2,882,299)
Loss per share – basic (in Dollars per share)	$ (5.57)	$ (5.61)	$ (5.39)
Loss per share – diluted (in Dollars per share)	$ (5.57)	$ (5.61)	$ (5.39)
Weighted Average Shares Outstanding – Basic (in Shares)	825,518	569,304	534,859
Weighted Average Shares Outstanding – Diluted (in Shares)	825,518	569,304	534,859
Third Parties
Revenues	$ 1,200,000	$ 420,000	$ 1,150,000
Related Party
Revenues		$ 200,000	$ 1,300,000